Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income (loss)	$ (867,475)	$ (5,812,234)
Changes in operating assets and liabilities:
Prepaid expenses	70,229	(202,187)
Accounts payable	961,084	1,329
Net cash provided by (used in) operating activities	(1,012,122)	(500,943)
Cash flows from investing activities:
Net cash (used in) investing activities	300,000	(230,000,000)
Cash flows from financing activities:
Net cash provided by financing activities		231,474,514
Net change in cash	(712,122)	973,571
Cash at beginning of period	916,987	25,000
Cash at end of period	204,865	998,571
TOI Parent Inc.
Cash flows from operating activities:
Net income (loss)	(770,748)	(9,503,489)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization	2,421,577	2,388,219
Amortization of debt issuance costs	52,787	41,950
Impairment loss		7,500,000
Share-based compensation	152,617	112,669
Deferred tax liability	(3,537,965)	(888,897)
Gain on debt extinguishment	(5,186,341)
Bad debt recovery, net	(667,099)
Changes in operating assets and liabilities:
Accounts receivable	(4,194,781)	(4,142,477)
Inventories	(1,339,690)	(782,278)
Other receivables	(319,390)	55,906
Prepaid expenses	32,211	(982,021)
Other current assets	(9,094,029)
Other assets	(127,911)	(16,075)
Accrued expenses and other current liabilities	1,431,749	5,067,777
Income taxes payable	5,015,123	532,044
Accounts payable	6,250,508	2,084,374
Other non-current liabilities	536,674	(83,991)
Net cash provided by (used in) operating activities	(9,344,708)	1,383,711
Cash flows from investing activities:
Purchases of property and equipment	(1,975,629)	(835,539)
Purchases of intangible asset in acquisition	(200,000)
Cash paid for acquisition, net	(827,457)	(150,000)
Issuance of notes receivable		(7,500,000)
Net cash (used in) investing activities	(3,003,086)	(8,485,539)
Cash flows from financing activities:
Proceeds from issuance of long-term debt, net		12,399,008
Principal payments on long-term debt	(2,093,750)	(93,750)
Principal payments on capital leases	(23,989)	(26,251)
Deferred offering costs		(342,500)
Issuance of preferred stock	20,000,000
Net cash provided by financing activities	17,882,261	11,936,507
Net change in cash	5,534,467	4,834,679
Cash at beginning of period	5,997,530	2,446,201
Cash at end of period	11,531,997	7,280,880
Supplemental disclosure of non-cash investing and financing activities:
Interest and principal forgiven from Paycheck Protection Program loans	5,186,341
Cash paid for:
Income taxes	428,537	58,500
Interest	$ 193,096	$ 168,530